Property And Equipment	12 Months Ended
Jan. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of January 31, 2012 and 2011:

	January 31,	January 31,
	2012	2011
Vehicles	$8,809	$-
Less: accumulated depreciation	(944)	-
Property and equipment, net	$7,865	$-

Depreciation expense for the years ended January 31, 2012 and 2011 was $944 and $0, respectively, and is reflected in the total operating expenses of the Company.